Regulatory Matters And Going Concern Considerations	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Regulatory Matters And Going Concern Considerations [Abstract]
Regulatory Matters And Going Concern Considerations

NOTE 3. REGULATORY MATTERS AND GOING CONCERN CONSIDERATIONS

Regulatory Actions

In January 2010, the Bank received a consent order ("order") from the Federal Deposit Insurance Corporation ("FDIC") and the Georgia Department of Banking and Finance ("The Department").

The Order is a formal corrective action pursuant to which the Bank has agreed to address specific issues set forth below, through the adoption and implementation of procedures, plan and policies designed to enhance the safety and soundness of the Bank. Contained in the order were various reporting requirements by management and the Board of Directors. In addition, the order requires that the Bank achieve and maintain the following minimum capital levels:

(i) Tier I capital at least equal to 8% of total average assets;

(ii) Total risk-based capital at least equal to 10% of total risk-weighted assets.

Additional requirements include, but are not limited to, reducing the levels of classified assets, prohibition of the acceptance, renewal, or rollover of brokered deposits, reducing concentrations of credit, prohibition of paying dividends, and maintaining an adequate allowance for loan losses.

The bank is in substantial compliance with the terms of the Order, specifically other material provisions have been addressed as follows:

i.	Prior to and since the Order, it has been and continues to be the primary focus of the board of directors and bank's management to get the bank back on sound financial footing. The Board in general and each committee in particular are taking a more active role the affairs of the bank.

ii.	The new Chief Operating Officer, John Turner, has taken on the role and responsibility of enforcement and oversight for compliance with the Order. A quarterly report is submitted on the status of the bank's compliance. Additionally, he had an immediate positive impact on the bank's overall financial position with the implementation of a number of new fee based products, including a new merchant services program, and organizational cost controls. These actions will obviously have a positive impact on the bank's bottom line.

iii.	The committee established for oversight of compliance with the Order is the Compliance Committee, that committee is active and ongoing.

iv.	The Bank is currently below the requisite minimum capital ratios of Tier 1 capital at 8% of total assets and Total risk based capital at 10% of total risked based assets. The Bank continues to actively pursue those institutional investors that have made conditional commitments to us. Additionally, the Bank will continue to solicit on an ongoing basis investment from individuals. As these funds are infused our capital ratios will improved to the required levels. In the interim some progress is being made through our focus on the profitable operation of the bank.

v.	The Bank's lending and collection policy has been updated. Additionally, procedures and guidelines have been implemented that strengthens the bank's underwriting of loans, especially as relates to the bank's loan concentrations in church and c-store loans. The Bank believes these improvements will also positively impact the credit quality of our portfolio as new loans are written and existing credits are reevaluated.

vi.	The Bank has eliminated from our books those loans classified as "loss" and 50% of those classified as "doubtful". This information is reflected the bank's 2010 financial statements. These charge-offs had a significant impact on our overall allowance for loan losses calculation. The Bank continues to evaluate the sufficiency of our allowance for loan losses based on our historical charge offs and related economic conditions.

vii.	The Bank recognizes that it continues to have a high concentration of church and c-store loans. Accordingly, the Bank prepares, on a quarterly basis, a risk analysis not only on those loans but on the entire loan portfolio of the bank. The report is presented to the board and submitted to the FDIC as part of the Order.

viii.	The Bank is no longer accepting brokered deposits. The Bank is making every effort to increase our core deposit base through enforcement of loan agreements and offering new and improved depository accounts. The Bank is accepting internet deposits.

ix.	It is the Bank's practice to comply with all regulatory and accounting guidelines as relates to the ALLL's and its adequacy. However, a formal and comprehensive policy is still in the developmental stages.

x.	The bank's budget plan is being revised.

xi.	Progress reports are submitted to the Federal Deposit Insurance Corporation and Georgia Department of Banking and Finance on a quarterly basis.

Going Concern Considerations

The condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business for the foreseeable future. The events and circumstances described herein create a substantial doubt about the Company's ability to continue as a going concern. The condensed consolidated financial statements do not include and adjustment to reflect possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the possible inability to continue as a going concern. The Company's ability to continue as a going concern is contingent upon its ability to obtain the capital necessary to sustain profitable operations, implement a management plan to develop a profitable operation, overcoming and satisfying the requirements of the regulatory order described above and lower the level of problem assets.

The Bank has not achieved the required capital levels mandated by the Order. To date the Bank's capital preservation activities have included balance sheet restructuring that has included curtailed lending activity, including working to reduce overall concentrations in certain lending areas; working to reduce adversely classified assets; and continuing efforts to raise additional capital. The Company has engaged external advisors and has pursued various capital enhancing transactions and strategies throughout the first six months of 2011. The continuing level of problem loans as of the quarter ended June 30, 2011 and capital levels continuing to be in the "under capitalized" category of the regulatory framework for prompt corrective action as of June 30, 2011 continue to create substantial doubt about the Company's ability to continue as a going concern. There can be no assurance that any capital raising activities or other measures will allow the Bank to meet the capital levels required in the Order. Non-compliance with the capital requirements of the Order and other provisions of the Order may cause the Bank to be subject to further enforcement actions by the FDIC or the Department.

NOTE 20.	REGULATORY MATTERS

The Bank is subject to certain restrictions on the amount of dividends that may be declared without prior regulatory approval. At December 31, 2010, no dividends could be declared without regulatory approval.

The Company, on a consolidated basis, and Bank are subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of their assets, liabilities, and certain off-balance sheet items as calculated under regulatory accounting practices. Capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios of total and Tier I capital (as defined by the regulations), to risk-weighted assets (as defined), and of Tier I capital to average assets (as defined).

On January 13, 2010, the Company received a consent order ("order") from the Federal Deposit Insurance Corporation and the Georgia Department of Banking and Finance. Contained in the order were various reporting requirements by management and the Board of Directors. In addition, the order requires that the Bank achieve and maintain the following minimum capital levels:

(i)	Tier I capital at least equal to 8% of total average assets;

(ii)	Total risk-based capital at least equal to 10% of total risk-weighted assets.

Additional requirements include, but are not limited to, reducing the levels of classified assets, prohibition of the acceptance, renewal, or rollover of brokered deposits, reducing concentrations of credit, prohibition of paying dividends, and maintaining an adequate allowance for loan losses.

As of December 31, 2010, the Bank and Company's capital amounts and ratios fall under the category of "under capitalized" under the regulatory framework for prompt corrective action. To be categorized as well-capitalized, the Bank must maintain minimum Total risk-based, Tier I risk-based and Tier I leverage ratios as set forth in the following table and also must not be subject to any written agreement, order, capital directive, or prompt corrective action directive issued by federal banking regulators. Management has implemented plans to raise additional capital to restore the Bank and Company to "well-capitalized" status.

The Company and Bank's actual capital amounts and ratios are presented in the following table.

	Actual		Minimum Required for Capital Adequacy Purposes		Minimum Required For Compliance With Consent Order
	Amount	Ratio	Amount	Ratio	Amount		Ratio
	(Dollars in Thousands)
As of December 31, 2010:
Total Capital to Risk Weighted Assets:
Consolidated	$16,176	6.21%	$20,825	8.00%	$	N/A	N/A
Bank	$16,600	6.38%	$20,801	8.00%		$26,001	10.00%
Tier I Capital to Risk Weighted Assets:
Consolidated	$12,901	4.96%	$10,412	4.00%	$	N/A	N/A
Bank	$13,325	5.12%	$10,401	4.00%	$	N/A	N/A
Tier I Capital to Average Assets:
Consolidated	$12,901	4.17%	$12,382	4.00%	$	N/A	N/A
Bank	$13,325	4.31%	$12,370	4.00%		$24,739	8.00%

	Actual		Minimum Required For Capital Adequacy Purposes		Minimum Required To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
As of December 31, 2009:
Total Capital to Risk Weighted Assets:
Consolidated	$15,176	5.69%	$21,333	8.00%	$—	N/A
Bank	$16,283	6.10%	$21,350	8.00%	$26,678	10.00%
Tier I Capital to Risk Weighted Assets:
Consolidated	$11,800	4.43%	$10,667	4.00%	$—	N/A
Bank	$12,907	4.84%	$10,671	4.00%	$16,007	6.00%
Tier I Capital to Average Assets:
Consolidated	$11,800	3.71%	$12,722	4.00%	$—	N/A
Bank	$12,907	4.06%	$12,727	4.00%	$15,909	5.00%